Guarantees [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Guarantor Obligations [Table Text Block]

The following summarizes our outstanding guarantees, including those of our discontinued operations, made to third parties on our Consolidated Balance Sheet, for the periods shown.

December 31, ($ in millions)	2013		2012
	Maximum liability	Carrying value of liability	Maximum liability	Carrying value of liability
Default automotive repurchases	$—	$—	$1,897	$—
Standby letters of credit and other guarantees	142	30	274	44

Financing Commitments [Table Text Block]

The contractual commitments were as follows.

December 31, ($ in millions)	2013	2012
Commitments to
Sell mortgages or securities (a)	$—	$6,282
Originate/purchase mortgages or securities (a)	—	4,249
Provide capital to investees (b)	63	86
Provide retail automotive receivables to third-parties (c)	—	425
Construction-lending commitments (d)	187	100
Home equity lines of credit (e)	388	411
Unused revolving credit line commitments (f)	1,062	668

(a)	We have exited the mortgage origination and servicing business.

(b)	We are committed to contribute capital to certain investees. The fair value of these commitments is considered in the overall valuation of the underlying assets with which they are associated.

(c)	Certain of our discontinued international automotive financing businesses were committed to provide retail automotive receivables to third-party banks in exchange for secured debt. Those transactions did not meet the definition of a sale.

(d)	The fair value of these commitments is considered in the overall valuation of the related assets.

(e)	We are committed to fund the remaining unused balances on home equity lines of credit.

(f)	The unused portion of revolving lines of credit reset at prevailing market rates and, as such, approximate market value.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum rental payments required under operating leases, primarily for real property, with noncancelable lease terms expiring after December 31, 2013, are as follows.

Year ended December 31, ($ in millions)
2014	$39
2015	34
2016	18
2017	5
2018	—
2019 and thereafter	—

Total minimum payment required	$96

Long-term Purchase Commitment [Table Text Block]

We have entered into multiple agreements for information technology, marketing and advertising, and voice and communication technology and maintenance. Many of the agreements are subject to variable price provisions, fixed or minimum price provisions, and termination or renewal provisions.

Year ended December 31, ($ in millions)
2014	$87
2015 and 2016	2

Total future payment obligations	$89